ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS (Tables)	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF SUBSIDIARIES AND VARIABLE INTEREST ENTITY

Entities	Subsidiaries/ VIE	June 30, 2021 % owned	December 31, 2020 % owned	December 31, 2019 % owned	Location

Taoping Inc.					British Virgin Islands
Taoping Holdings Limited (THL)	Subsidiary	100%	100%	100%	British Virgin Islands
Taoping Group (China) Ltd. (IST HK)	Subsidiary	100%	100%	100%	Hong Kong, China
Taoping Digital Assets (Asia) Limited (TDAL)	Subsidiary	100%			Hong Kong, China
Taoping Digital Assets (Hong Kong) Limited (TDL)	Subsidiary	100%			Hong Kong, China
Taoping Capital Limited (TCL)	Subsidiary	100%			Hong Kong, China
Alpha Digital Group Ltd. (ADG)	Subsidiary	100%			Cayman, Island
Information Security Tech. (China) Co., Ltd. (IST)	Subsidiary	100%	100%	100%	Shenzhen, China
TopCloud Software (China) Co., Ltd. (TopCloud)	Subsidiary	100%	100%	100%	Shenzhen, China
Information Security IoT Tech.Co., Ltd. (ISIOT)	Subsidiary	100%	100%	100%	Shenzhen,China
iASPEC Technology Group Co., Ltd. (iASPEC)	VIE	100%	100%	100%	Shenzhen, China
Biznest Internet Tech. Co., Ltd. (Biznest)	VIE subsidiary	100%	100%	100%	Shenzhen,China
iASPEC Bocom IoT Tech. Co., Ltd. (Bocom)	VIE subsidiary	100%	100%	100%	Shenzhen, China
Taoping New Media Co., Ltd. (TNM)	VIE subsidiary	100%			Shenzhen, China
Shenzhen Taoping E-Commerce Service Co., Ltd. (SZTEC)	VIE Subsidiary	100%			Shenzhen, China
Shenzhen Taoping Education Technology Co., Ltd. (SZTET)	VIE subsidiary	51%			Shenzhen, China
Wuhu Taoping Education Technology Co., Ltd. (WHTET)	VIE subsidiary	51%			Wuhu, China